Fair Value (Reconciliation Of Financial Instruments Classified As Level 3) (Details) - Derivative Financial Instruments, net Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 864	$ 3,046
Unrealized gain recognized in earnings		53
Issuances	1,889	2,846
Settlements	(2,210)	(5,081)
Ending balance	$ 543	$ 864